Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Accounting Policies [Abstract]
Aggregate of shares	15,300,000
Conversion of common stock shares	862,500
Federal depository insurance coverage (in Dollars) | $	$ 250,000